Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2013	Jul. 31, 2013
Document And Entity Information
Entity Registrant Name	MOBIVITY HOLDINGS CORP.
Entity Central Index Key	0001447380
Document Type	S-1
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		96,618,482
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013